Organization and principal activities (Tables)	12 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of the Company's Principal Subsidiaries, VIE and VIE's Subsidiary
Details of the Company’s principal subsidiaries, VIE and VIE’s subsidiary are as follows.

Name:	Date of incorporation	Place of incorporation	Percentage of direct or indirect ownership	Principal activities

Youbus International Limited (“Youbus International”)	February 16, 2022	British Virgin Islands	100%	Investment holding
Webus Hongkong Limited (“Webus HK”)	February 22, 2022	Hong Kong	100%	Investment holding
Wetour Travel Tech LLC (“Wetour”)	March 16, 2022	The United States	100%	Transportation services and packaged tour services
Zhejiang Xinjieni Technology Co., Ltd. (“Xinjieni Tech” or “WFOE”)	August 31, 2022	The PRC	100%	Investment holding
Zhejiang Youba Technology Co., Ltd. (“Youba Tech” or “VIE”)	August 16, 2019	The PRC	100%	Transportation services
Hangzhou Webus Travel Agency Co., Ltd. (“Webus Travel Agency”)	August 27, 2020	The PRC	100%	Transportation services and packaged tour services
Hangzhou Shunxing Technology Co., Ltd. (“Hangzhou Shunxing”)	June 10, 2025	The PRC	100%	Technical services & software development and consulting & management services

Schedule of VIE and VIE's Subsidiary Included in the Company's Consolidated Balance Sheets and Statements of Loss and Comprehensive Loss
The carrying amounts of the assets, liabilities and the results of operations of the VIE and VIE’s subsidiary included in the Company’s consolidated balance sheets and statements of operations
and comprehensive loss, which are prepared before eliminating the inter-company balances and transactions between the VIE and VIE’s subsidiary, the Company and its subsidiaries, are as follows:

	As of June 30,
	2024	2025
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	1,207,617	998,945
Short-term investment	-	198,660
Accounts receivable	329,773	265,679
Amounts due from related parties	-	200,000
Deferred offering costs	5,350,165	-
Amounts due from the G roup ’s entities	-	162,835
Prepaid expenses and other current assets	1,517,679	17,194,241
Total current assets	8,405,234	19,020,360

Non-current assets:
Property and equipment, net	33,714,952	31,511,097
Right-of-use assets, net	307,330	62,624
Total non-current assets	34,022,282	31,573,721
TOTAL ASSETS	42,427,516	50,594,081

LIABILITIES
Current liabilities:
Short-term borrowings	10,000,000	30,000,000
Accounts payable	903,083	42,038
Deferred revenue	805,087	30,090
Lease liabilities, current	180,135	55,454
Amounts due to group companies, current	-	490,716
Accrued expenses and other current liabilities	726,280	2,335,985
Total current liabilities	12,614,585	32,954,283

Non-current liabilities:
Long-term borrowings	2,200,000	2,200,000
Lease liabilities , non - current	55,454	-
Other long-term liabilities	414,400	280,000
Total non-current liabilities	2,669,854	2,480,000
TOTAL LIABILITIES	15,284,439	35,434,283

Commitments and Contingencies (Note 18)

SHAREHOLDERS’ EQUITY
Additional paid-in capital	65,063,327	58,213,162
Accumulated deficit	(37,920,250)	(43,053,364)
Total shareholders' equity	27,143,077	15,159,798
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	42,427,516	50,594,081

	For the years ended June 30 ，
	2023	2024	2025
	RMB	RMB	RMB
Revenues	152,148,255	21,874,310	16,042,669
Cost of revenues	(144,327,050)	(18,335,542)	(8,866,046)
Gross profit	7,821,205	3,538,768	7,176,623
Operating expenses	(27,441,426)	(11,967,525)	(13,160,857)
Loss from operations	(19,620,221)	(8,428,757)	(5,984,234)
Other income, net	1,895,021	3,924,741	851,120
Income tax (expenses)/benefit	(176,434)	71,265	-
Net loss	(17,901,634)	(4,432,751)	(5,133,114)

	For the years ended June 30 ，
	2023	2024	2025
	RMB	RMB	RMB
Net cash used in operating activities	(5,098,061)	(1,125,633)	(18,361,521)
Net cash used in investing activities	(795,635)	(1,470,287)	(347,151)
Net cash provided by financing activities	4,807,797	2,042,038	18,500,000
Net change in cash and cash equivalents	(1,085,899)	(553,882)	(208,672)
Cash and cash equivalents at beginning of the years	2,847,398	1,761,499	1,207,617
Cash and cash equivalents at end of the years	1,761,499	1,207,617	998,945